Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000049878
Account Value [Line Items]
Line Graph and Table Measure Name	International Income Portfolio
Account Value	$ 11,057	$ 11,602	$ 11,322	$ 11,126	$ 10,714	$ 10,786	$ 10,444	$ 10,877	$ 10,817	$ 11,034	$ 11,185	$ 10,607	$ 10,113	$ 10,198	$ 10,587	$ 10,703	$ 10,613	$ 10,554	$ 10,701	$ 10,659	$ 10,304	$ 10,667	$ 10,300	$ 10,166	$ 9,463	$ 9,407	$ 9,899	$ 10,086	$ 10,060	$ 10,516	$ 10,536	$ 10,943	$ 11,171	$ 11,428	$ 11,580	$ 11,496	$ 11,633	$ 11,739	$ 11,946	$ 11,900	$ 11,878	$ 12,081	$ 11,962	$ 11,782	$ 12,013	$ 12,187	$ 12,233	$ 11,959	$ 11,645	$ 11,595	$ 11,667	$ 11,590	$ 11,202	$ 11,072	$ 10,915	$ 10,799	$ 11,201	$ 11,152	$ 11,169	$ 10,991	$ 10,982	$ 10,921	$ 10,836	$ 10,967	$ 10,895	$ 10,723	$ 10,684	$ 10,633	$ 10,669	$ 10,681	$ 10,483	$ 10,447	$ 10,378	$ 10,383	$ 10,400	$ 10,647	$ 10,579	$ 10,668	$ 10,816	$ 10,916	$ 10,861	$ 10,890	$ 10,742	$ 10,664	$ 10,611	$ 10,604	$ 10,620	$ 10,556	$ 10,526	$ 10,542	$ 10,466	$ 10,460	$ 9,922	$ 9,780	$ 9,683	$ 9,610	$ 9,725	$ 9,752	$ 9,701	$ 9,606	$ 9,610	$ 9,561	$ 9,640	$ 9,592	$ 9,392	$ 9,388	$ 9,455	$ 9,438	$ 9,422	$ 9,342	$ 9,461	$ 9,640	$ 9,715	$ 9,730	$ 9,754	$ 9,678	$ 9,772	$ 9,800	$ 9,813	$ 9,926	$ 10,000
EATON VANCE: FTSE World Government Bond Index USD
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (WGBI)
Account Value	$ 9,537	9,879	9,719	9,500	9,236	9,239	9,141	9,385	9,345	9,468	9,617	9,230	8,800	8,898	9,196	9,326	9,295	9,296	9,503	9,464	9,120	9,435	9,143	9,159	8,760	8,806	9,279	9,701	9,532	9,842	9,848	10,464	10,834	10,950	11,186	11,256	11,264	11,311	11,572	11,639	11,453	11,575	11,472	11,342	11,584	11,870	12,024	11,863	11,679	11,700	11,726	11,779	11,366	11,294	11,272	11,139	11,207	11,097	10,920	10,890	11,018	10,959	11,103	10,815	10,867	10,619	10,440	10,492	10,361	10,457	10,312	10,072	10,023	10,135	10,239	10,259	10,302	10,331	10,458	10,659	10,498	10,570	10,400	10,383	10,238	10,293	10,418	10,297	10,109	10,123	9,953	9,825	9,811	9,773	9,675	9,741	10,215	10,577	10,509	10,601	10,546	10,170	10,326	10,198	9,934	9,653	9,523	9,437	9,637	9,641	9,569	9,524	9,479	9,505	9,733	9,627	9,735	9,847	9,876	9,941	10,000
EATON VANCE Index: FTSEGovernmentBondIndex Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 9,673	$ 10,044	$ 9,847	$ 9,611	$ 9,355	$ 9,378	$ 9,268	$ 9,506	$ 9,474	$ 9,585	$ 9,735	$ 9,361	$ 8,919	$ 9,007	$ 9,312	$ 9,468	$ 9,389	$ 9,329	$ 9,525	$ 9,478	$ 9,127	$ 9,438	$ 9,127	$ 9,100	$ 8,662	$ 8,714	$ 9,177	$ 9,511	$ 9,372	$ 9,703	$ 9,674	$ 10,282	$ 10,604	$ 10,804	$ 10,989	$ 11,010	$ 11,077	$ 11,143	$ 11,428	$ 11,463	$ 11,326	$ 11,450	$ 11,313	$ 11,159	$ 11,420	$ 11,709	$ 11,856	$ 11,648	$ 11,380	$ 11,387	$ 11,453	$ 11,502	$ 11,112	$ 11,045	$ 10,915	$ 10,729	$ 11,027	$ 11,014	$ 10,901	$ 10,788	$ 10,929	$ 10,820	$ 10,913	$ 10,741	$ 10,761	$ 10,451	$ 10,303	$ 10,348	$ 10,271	$ 10,371	$ 10,146	$ 9,930	$ 9,837	$ 9,963	$ 9,993	$ 10,132	$ 10,127	$ 10,209	$ 10,414	$ 10,637	$ 10,487	$ 10,567	$ 10,339	$ 10,284	$ 10,135	$ 10,236	$ 10,343	$ 10,210	$ 10,020	$ 10,021	$ 9,848	$ 9,724	$ 9,668	$ 9,604	$ 9,484	$ 9,500	$ 10,012	$ 10,313	$ 10,218	$ 10,289	$ 10,234	$ 9,828	$ 10,058	$ 9,908	$ 9,533	$ 9,289	$ 9,183	$ 9,157	$ 9,353	$ 9,272	$ 9,271	$ 9,336	$ 9,348	$ 9,392	$ 9,622	$ 9,483	$ 9,626	$ 9,741	$ 9,757	$ 9,927	$ 10,000